Equity (Details Textual) - CLP ($) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
		Mar. 28, 2019	Mar. 22, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity (Textual)
Number of registered shares				101,017,081,114	101,017,081,114
Capitalization of net income (in percentage)				30.00%
Capitalization of retained earnings				1,819,784,762	1,572,948,922	1,819,784,762
Dividends per ordinary share	[1]			$ 3.53	$ 3.76	$ 3.50
Dividends on ordinary shares	[2]			$ 356,311	$ 374,079	$ 342,034
Equity provisions for minimum dividend				177,902	178,462
Fair market value adjustment for available-for-sale instruments				11,641	(10,121)
Cash Flow hedge				(27,408)	$ (22,589)	$ 11,158
Equivalent				152,705
Common Shareholders [Member]
Equity (Textual)
Dividends per ordinary share		$ 3.52723589646	$ 3.14655951692
Dividends on ordinary shares		$ 356,311	$ 374,079	265,578
Central Bank [Member]
Equity (Textual)
Dividends on ordinary shares				$ 90,733

[1]	Dividends per share are calculated by dividing the amount of the dividend paid during each year by the previous year's number of shares outstanding.
[2]	This dividend per share is composed of the dividend paid to the Central Bank and common shareholders in the amounts of MCh$90,733 and MCh$265,578, respectively. On April 30, 2019, was paid the last installment of subordinated debt to the Central Bank.